Cover	Oct. 28, 2020	Oct. 16, 2020	Jul. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2020
Entity Incorporation, State or Country Code	NV
Entity File Number	000-15087
Entity Tax Identification Number	93-0926999
Entity Address, Address Line One	901 NORTH KANSAS AVE,
Entity Address, City or Town	NORTH LIBERTY,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52317
City Area Code	319
Local Phone Number	626-3600
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HTLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company			false
Entity Registrant Name	HEARTLAND EXPRESS, INC.
Entity Central Index Key		0000799233
Amendment Flag		false